Fair Value Measurements (Details) - Schedule of changes in the fair value of warrant liabilities - USD ($)	3 Months Ended	7 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Schedule of changes in the fair value of warrant liabilities [Abstract]
Warrant liabilities Beginning balance	$ 28,320,000
Change in fair value of warrant liabilities	18,920,000	$ 15,340,000
Warrant liabilities Ending balance	$ 47,240,000	$ 28,320,000